Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income/(loss) before income tax expenses

Income before income tax expense consist of:

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
PRC	355,606,696	162,967,377	(274,761,993)
Non PRC	(122,099,522)	(95,392,067)	(145,780,649)
Total	233,507,174	67,575,310	(420,542,642)

Schedule of income tax expenses

Income tax expense for the years ended December 31, 2019, 2020 and 2021 is summarized as follows:

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
Current:
CIT tax expense/(benefit)	133,862,272	(21,471,662)	15,227,110
Land Appreciation Tax (“LAT”) expense	68,631,338	90,907,634	39,101,310
Deferred tax (benefit)/expense	(52,015,238)	65,623,218	(61,608,948)
Income tax expense	150,478,372	135,059,190	(7,280,528)

Schedule of Effective Income Tax Rate Reconciliation

The Group’s income tax expense differs from the tax expense computed by applying PRC statutory CIT rate of 25% for the years ended December 31, 2019, 2020 and 2021 as follows:

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
CIT at rate of 25%	58,376,794	16,893,828	(105,135,661)
Tax effect of non-deductible expenses	8,867,037	18,115,751	52,251,997
LAT expense	68,631,338	90,907,634	39,101,310
CIT benefit of LAT	(17,157,834)	(22,726,908)	(9,775,327)
Changes in valuation allowance	23,073,210	5,463,801	13,925,825
International rate differences	17,351,758	15,736,526	14,983,887
Dividend and interest withholding taxes	(3,816,800)	13,132,901	(17,148,376)
Adjustment of estimated income tax accruals	(4,285,329)	(2,850,373)	3,085,497
Others	(561,802)	386,030	1,430,320
Income tax expense	150,478,372	135,059,190	(7,280,528)

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2019	2020	2021
	US$	US$	US$
Balance at January 1	45,939,234	73,605,084	101,198,970
Additions for tax positions of current year	14,547,590	26,350,344	29,025,853
Reclassification from prior year tax payable	13,118,260	14,361,802	—
Reductions for tax positions of prior years	—	(13,118,260)	—
Movement in current year due to foreign exchange rate fluctuation	—	—	336,085
Balance at December 31	73,605,084	101,198,970	130,560,908

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Deferred tax assets:
Tax loss carried forward	66,153,464	84,046,761
Accruals and provisions	96,041,259	122,633,112
Capitalized expenses	67,506,415	77,494,494
Revenue recognition at a point in time less tax paid under deemed profit method	29,232,706	27,312,910
Revenue recognition of real estate lease income on a straight-line basis	12,394,780	7,144,670
Deemed interest expense	79,851,523	105,354,177
Valuation allowance	(25,978,488)	(24,633,671)
Operating lease liability	2,114,483	836,948
Total deferred tax assets	327,316,142	400,189,401
Deferred tax liabilities:
Revenue recognition over time	(140,019,916)	(192,007,773)
Real estate properties accelerated cost deduction	—	—
Taxable temporary differences arising from asset acquisitions	(240,306,881)	(202,527,316)
Dividend and interest withholding taxes	(62,292,677)	(45,159,004)
Operating lease right-of-use assets	(2,129,188)	(786,845)
Total deferred tax liabilities	(444,748,662)	(440,480,938)